Schedule of investments

Delaware Hedged U.S. Equity Opportunities Fund December 31, 2019 (Unaudited)

	Number of shares	Value (US $)
Common Stock – 95.36%
Communication Services - 4.77%
Activision Blizzard	2,662	$158,176
Alphabet Class A †	90	120,545
AT&T	22,063	862,222
Charter Communications Class A †	351	170,263
Cinemark Holdings	12,870	435,649
Comcast Class A	9,745	438,233
Electronic Arts †	1,511	162,448
Facebook Class A †	1,005	206,276
Ocean Outdoor 144A #†	3,783	27,238
Pinterest Class A †	19,510	363,666
Roku †	2,847	381,213
Spotify Technology †	2,522	377,165
T-Mobile US †	3,708	290,781
Verizon Communications	4,926	302,456
ViacomCBS Class B	2,834	118,943
Walt Disney	2,505	362,298
		4,777,572
Consumer Discretionary - 12.37%
Alibaba Group Holding ADR †	1,195	253,459
Amazon. com †	578	1,068,052
Autoliv	418	35,283
Burlington Stores †	718	163,726
CarMax †	3,137	275,021
Carter’s	2,697	294,890
Choice Hotels International	3,789	391,896
Compass Group	13,780	344,981
Dollar Tree †	1,635	153,772
Expedia Group	1,995	215,739
Five Below †	851	108,809
Floor & Decor Holdings Class A †	3,652	185,558
General Motors	5,386	197,128
Genuine Parts	2,804	297,869
Grand Canyon Education †	1,630	156,138
Home Depot	4,476	977,469
Lennar Class A	7,543	420,824
Lowe’s	1,199	143,592
Marriott International Class A	1,026	155,367
Marriott Vacations Worldwide	1,738	223,785
McDonald’s	5,366	1,060,375
NIKE Class B	9,078	919,692
Norwegian Cruise Line Holdings †	2,439	142,462

NQ-QQV [12/19] 2/20 (1081418) 1

Schedule of investments

Delaware Hedged U.S. Equity Opportunities Fund (Unaudited)

	Number of shares	Value (US $)
Common Stock (continued)
Consumer Discretionary (continued)
NVR †	144	$548,411
Peloton Interactive Class A †	3,444	97,810
Planet Fitness Class A †	2,293	171,241
Ross Stores	5,180	603,056
Royal Caribbean Cruises	2,239	298,929
Steven Madden	10,027	431,261
TJX	13,247	808,862
Tractor Supply	2,520	235,469
Under Armour Class A †	8,558	184,853
Vail Resorts	588	141,020
Veoneer †	388	6,061
Wayfair Class A †	1,407	127,151
Whirlpool	293	43,226
Wyndham Destinations	983	50,811
Wyndham Hotels & Resorts	7,390	464,166
		12,398,214
Consumer Staples - 5.83%
Altria Group	11,488	573,366
Archer-Daniels-Midland	2,903	134,554
Bunge	424	24,401
Coca-Cola	19,387	1,073,070
Colgate-Palmolive	11,835	814,721
Diageo	18,227	772,712
JM Smucker	591	61,541
Kellogg	1,507	104,224
Kroger	9,281	269,056
Lamb Weston Holdings	1,619	139,283
Monster Beverage †	4,183	265,830
PepsiCo	6,277	857,878
Philip Morris International	4,803	408,687
US Foods Holding †	8,238	345,090
		5,844,413
Energy - 2.00%
Apergy †	428	14,458
Canadian Natural Resources	8,154	263,782
Chevron	2,353	283,560
Cimarex Energy	1,616	84,824
Concho Resources	2,354	206,140
Diamondback Energy	5,246	487,144
Enbridge	2,731	108,612
Halliburton	4,366	106,836
Marathon Petroleum	620	37,355

2 NQ-QQV [12/19] 2/20 (1081418)

(Unaudited)

	Number of shares	Value (US $)
Common Stock (continued)
Energy (continued)
Noble Energy	12,768	$317,157
Tenaris ADR	4,162	94,228
		2,004,096
Financials - 13.86%
Aflac	11,289	597,188
Alleghany †	192	153,517
Allstate	2,088	234,796
American Express	7,473	930,314
Assurant	2,563	335,958
Athene Holding Class A †	4,460	209,754
Atlantic Union Bankshares	3,052	114,603
AXA Equitable Holdings	4,880	120,926
Bank of America	9,058	319,023
Bank OZK	4,451	135,778
Berkshire Hathaway Class B †	1,509	341,788
Blackstone Group Class A	2,829	158,254
Charles Schwab	7,471	355,321
Chubb (Switzerland)	5,790	901,271
Citigroup	4,050	323,555
CNO Financial Group	31,077	563,426
Comerica	5,138	368,651
Credit Acceptance †	713	315,381
FactSet Research Systems	493	132,272
Fidelity National Financial	5,919	268,427
First Citizens BancShares Class A	205	109,103
First Republic Bank	1,807	212,232
IBERIABANK	4,309	322,442
Kemper	4,593	355,957
KeyCorp	15,028	304,167
Lincoln National	6,017	355,063
London Stock Exchange Group	1,168	119,903
M&T Bank	3,244	550,669
Markel †	510	583,017
Marsh & McLennan	5,386	600,054
MetLife	7,055	359,593
Moody’s	590	140,072
People’s United Financial	11,046	186,677
PNC Financial Services Group	3,750	598,613
Raymond James Financial	3,796	339,590
Reinsurance Group of America	2,028	330,686
SLM	16,472	146,766

NQ-QQV [12/19] 2/20 (1081418) 3

Schedule of investments

Delaware Hedged U.S. Equity Opportunities Fund (Unaudited)

	Number of shares	Value (US $)
Common Stock (continued)
Financials (continued)
TD Ameritrade Holding	2,618	$130,115
Travelers	2,347	321,422
Unum Group	5,904	172,161
Voya Financial	2,356	143,669
White Mountains Insurance Group	170	189,637
Zions Bancorp	8,615	447,291
		13,899,102
Healthcare - 16.23%
ABIOMED †	919	156,772
Acadia Healthcare †	7,553	250,911
Agilent Technologies	2,909	248,167
Alnylam Pharmaceuticals †	3,179	366,125
AstraZeneca ADR	5,629	280,662
Baxter International	7,297	610,175
Becton Dickinson and Co.	2,767	752,541
Bristol-Myers Squibb	2,494	160,090
Centene †	4,145	260,596
CVS Health	6,853	509,109
Danaher	3,312	508,326
DENTSPLY SIRONA	1,348	76,283
DexCom †	1,401	306,455
Elanco Animal Health †	7,050	207,622
Eli Lilly & Co.	1,039	136,556
Encompass Health	6,388	442,497
Exact Sciences †	1,792	165,724
Galapagos ADR †	881	182,217
Gilead Sciences	2,012	130,740
Haemonetics †	2,118	243,358
Hill-Rom Holdings	3,041	345,245
Humana	522	191,323
Insulet †	2,871	491,515
Intuitive Surgical †	452	267,200
Ionis Pharmaceuticals †	4,607	278,309
Johnson & Johnson	12,625	1,841,609
Koninklijke Philips	3,985	194,468
Laboratory Corp. of America Holdings †	1,201	203,173
McKesson	916	126,701
Medtronic	9,220	1,046,009
Merck & Co.	8,847	804,635
Mettler-Toledo International †	330	261,782
Pfizer	20,695	810,830

4 NQ-QQV [12/19] 2/20 (1081418)

(Unaudited)

	Number of shares	Value (US $)
Common Stock (continued)
Healthcare (continued)
Regeneron Pharmaceuticals †	300	$112,644
Seattle Genetics †	2,142	244,745
Stryker	3,635	763,132
Teleflex	760	286,094
Thermo Fisher Scientific	1,173	381,073
UnitedHealth Group	3,976	1,168,864
Veeva Systems Class A †	1,569	220,696
WellCare Health Plans †	709	234,119
		16,269,092
Industrials - 14.65%
AMERCO	765	287,502
AO Smith	3,132	149,208
Canadian National Railway	10,108	914,394
Cintas	1,804	485,420
Clean Harbors †	3,802	326,021
Copart †	3,519	320,018
CoStar Group †	364	217,781
Cummins	722	129,209
Deere & Co.	1,157	200,462
Delta Air Lines	2,940	171,931
Dover	3,171	365,489
Equifax	1,956	274,075
Expeditors International of Washington	3,204	249,976
Fastenal	5,216	192,731
Fortive	3,126	238,795
Fortune Brands Home & Security	2,524	164,918
Gardner Denver Holdings †	10,195	373,953
General Dynamics	4,996	881,045
Herman Miller	2,989	124,492
Huntington Ingalls Industries	270	67,738
IDEX	2,575	442,900
Ingersoll-Rand	5,830	774,924
JB Hunt Transport Services	900	105,102
JELD-WEN Holding †	12,135	284,080
Kennametal	9,673	356,837
L3Harris Technologies	4,336	857,964
Lennox International	1,696	413,773
Lockheed Martin	1,041	405,345
PACCAR	4,170	329,847
Pentair	2,008	92,107
Raytheon	751	165,025

NQ-QQV [12/19] 2/20 (1081418) 5

Schedule of investments

Delaware Hedged U.S. Equity Opportunities Fund (Unaudited)

	Number of shares	Value (US $)
Common Stock (continued)
Industrials (continued)
Republic Services	6,751	$605,092
Rockwell Automation	2,086	422,770
Sanwa Holdings	11,643	130,468
Southwest Airlines	4,636	250,251
Spirit Airlines †	2,617	105,491
SPX FLOW †	7,198	351,766
Steelcase Class A	6,982	142,852
TransUnion	3,581	306,569
Uber Technologies †	14,073	418,531
Union Pacific	3,943	712,855
Waste Connections	2,348	213,175
Westinghouse Air Brake Technologies	4,515	351,267
Xylem	4,017	316,499
		14,690,648
Information Technology - 13.49%
Accenture Class A	2,473	520,740
Advanced Micro Devices †	9,707	445,163
Alteryx Class A †	1,200	120,084
Amdocs	7,247	523,161
Apple	1,811	531,800
Black Knight †	4,189	270,107
Broadcom	523	165,278
CDW	1,883	268,968
Coherent †	2,303	383,104
Constellation Software	382	371,001
Fair Isaac †	549	205,699
Fleetcor Technologies †	957	275,348
Genpact	12,063	508,697
Global Payments	1,599	291,913
GoDaddy Class A †	7,638	518,773
Guidewire Software †	2,439	267,729
Ichor Holdings †	5,480	182,320
Intel	5,888	352,397
International Business Machines	1,764	236,447
KLA	1,088	193,849
Lumentum Holdings †	7,778	616,795
Marvell Technology Group	7,740	205,574
Maxim Integrated Products	3,111	191,358
Micron Technology †	2,418	130,040
Microsoft	5,525	871,293
MKS Instruments	3,024	332,670
Motorola Solutions	779	125,528

6 NQ-QQV [12/19] 2/20 (1081418)

(Unaudited)

	Number of shares	Value (US $)
Common Stock (continued)
Information Technology (continued)
PayPal Holdings †	2,883	$311,854
Samsung Electronics GDR	218	211,460
ServiceNow †	2,123	599,365
Slack Technologies Class A †	14,262	320,610
Splunk †	2,913	436,280
TE Connectivity	6,831	654,683
VeriSign †	1,444	278,230
Visa Class A	2,169	407,555
Western Digital	4,092	259,719
WEX †	957	200,453
Workday Class A †	2,515	413,592
Zebra Technologies Class A †	734	187,493
Zoom Video Communications Class A †	2,052	139,618
		13,526,748
Materials - 4.03%
Ball	3,427	221,624
Cabot	7,392	351,268
Carpenter Technology	5,519	274,736
Celanese	4,795	590,360
CRH	3,170	127,733
Eastman Chemical	2,937	232,787
FMC	6,560	654,819
Linde	3,365	716,409
Nucor	4,045	227,653
Nutrien	1,668	79,858
Reliance Steel & Aluminum	2,123	254,250
Sherwin-Williams	529	308,693
		4,040,190
Real Estate - 5.74%
Acadia Realty Trust	3,242	84,065
Alexandria Real Estate Equities	1,241	200,521
American Tower	3,583	823,445
Americold Realty Trust	5,569	195,249
AvalonBay Communities	2,063	432,611
Boston Properties	1,443	198,932
Columbia Property Trust	5,259	109,966
Equinix	702	409,757
Federal Realty Investment Trust	425	54,710
Gaming and Leisure Properties	10,054	432,825
Highwoods Properties	9,029	441,608
Host Hotels & Resorts	10,640	197,372
Kimco Realty	7,142	147,911

NQ-QQV [12/19] 2/20 (1081418) 7

Schedule of investments

Delaware Hedged U.S. Equity Opportunities Fund (Unaudited)

	Number of shares	Value (US $)
Common Stock (continued)
Real Estate (continued)
Life Storage	3,356	$363,388
Mid-America Apartment Communities	552	72,787
Public Storage	4,300	915,728
Simon Property Group	834	124,233
SL Green Realty	392	36,017
UDR	2,752	128,518
Welltower	4,729	386,738
		5,756,381
Utilities - 2.39%
CMS Energy	2,517	158,168
Dominion Energy	2,556	211,688
Duke Energy	1,315	119,941
Eversource Energy	2,204	187,494
Exelon	5,615	255,988
Iberdrola ADR	3,657	151,071
Pinnacle West Capital	1,006	90,470
Southern	10,217	650,823
UGI	12,568	567,571
		2,393,214
Total Common Stock (cost $78,145,281)		95,599,670

	Number of contracts
Options Purchased – 0.65%
Futures Put Options - 0.65%
S&P 500 Index strike price $2,700, expiration date 6/19/20,
notional amount $10,800,000	40	102,600
S&P 500 Index strike price $2,775, expiration date 9/18/20,
notional amount $10,822,500	39	217,425
S&P 500 Index strike price $2,850, expiration date 3/20/20,
notional amount $10,545,000	37	51,430
S&P 500 Index strike price $2,875, expiration date
12/18/20, notional amount $8,337,500	29	282,605
Total Options Purchased (cost $1,415,572)		654,060

	Number of shares
Short-Term Investments – 3.65%
Money Market Mutual Funds - 3.65%
BlackRock FedFund – Institutional Shares (seven-day
effective yield 1.52%)	731,825	731,825
Fidelity Investments Money Market Government
Portfolio – Class I (seven-day effective yield 1.49%)	731,825	731,825

8 NQ-QQV [12/19] 2/20 (1081418)

(Unaudited)

	Number of shares	Value (US $)
Short-Term Investments (continued)
GS Financial Square Government Fund – Institutional
Shares (seven-day effective yield 1.51%)	731,825	$731,825
Morgan Stanley Government Portfolio – Institutional Share
Class (seven-day effective yield 1.48%)	731,825	731,825
State Street Institutional US Government Money Market
Fund – Investor Class (seven-day effective yield 1.45%)	731,824	731,824
Total Short-Term Investments (cost $3,659,124)		3,659,124
Total Value of Securities Before Options Written – 99.66%
(cost $83,219,977)		99,912,854

	Number of contracts
Options Written – (0.33%)
Futures Put Options - (0.33%)
S&P 500 Index strike price $2,475, expiration date 6/19/20,
notional amount ($9,900,000)	(40)	(49,400)
S&P 500 Index strike price $2,550, expiration date 9/18/20,
notional amount ($9,945,000)	(39)	(120,705)
S&P 500 Index strike price $2,625, expiration date
12/18/20, notional amount ($7,612,500)	(29)	(163,270)
Total Options Written (premium received $699,104)		(333,375)

Receivables and Other Assets Net of Liabilities – 0.67% ★		675,662
Net Assets Applicable to 9,131,647 Shares Outstanding – 100.00%		$100,255,141

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended.
At Dec. 31, 2019, the aggregate value of Rule 144A securities was $27,238, which represents 0.03%
of the Fund’s net assets.
★ Includes $635,910 cash collateral held at broker for certain open derivatives as of Dec. 31, 2019.
†	Non-income producing security.

The following foreign currency exchange contracts and futures contracts were outstanding at
Dec. 31, 2019:

Foreign Currency Exchange Contracts

	Currency to				Settlement	Unrealized	Unrealized
Counterparty	Receive (Deliver)		In Exchange For		Date	Appreciation	Depreciation
CITI	JPY	16,000,000	USD	(146,728)	3/18/20	$1,185	$—
HSBC	GBP	(1,271,000)	USD	1,674,215	3/18/20	—	(12,986)
RBC	CAD	(1,590,000)	USD	1,206,665	3/18/20	—	(18,113)
RBC	JPY	(16,000,000)	USD	148,163	3/18/20	250	—
Total Foreign Currency Exchange Contracts						$1,435	$(31,099)

NQ-QQV [12/19] 2/20 (1081418) 9

Schedule of investments

Delaware Hedged U.S. Equity Opportunities Fund (Unaudited)

Futures Contracts
							Variation
							Margin
			Notional		Value/	Value/	Due from
		Notional	Cost	Expiration	Unrealized	Unrealized	(Due to)
Contracts to Buy (Sell)		Amount	(Proceeds)	Date	Appreciation	Depreciation	Brokers
	E-mini
	Russell 2000
(1)	Index	$(83,530)	$(81,838)	3/20/20	$—	$(1,692)	$(110)
	E-mini S&P
(22)	500 Index	(3,554,210)	(3,477,982)	3/20/20	—	(76,228)	(8,470)
	E-mini S&P
	MidCap 400
(53)	Index	(10,943,440)	(10,753,790)	3/20/20	—	(189,650)	(10,070)
	FTSE 100
(15)	Index	(1,489,977)	(1,479,321)	3/20/20	—	(10,656)	7,158
	MSCI EAFE
(7)	Index	(712,775)	(714,117)	3/20/20	1,342	—	(3,570)
	MSCI
	Emerging
	Markets
(9)	Index	(504,090)	(488,208)	3/20/20	—	(15,882)	(1,395)
	S&P/TSX 60
(11)	Index	(1,715,206)	(1,714,525)	3/19/20	—	(681)	2,860
Total Futures
Contracts			$(18,709,781)		$1,342	$(294,789)	$(13,597)

The use of foreign currency exchange contracts and futures contracts involve elements of market risk and risks in excess of the amounts disclosed in these financial statements. The foreign currency exchange contracts and notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) and variation margin are reflected in the Fund’s net assets.

Summary of abbreviations:
ADR – American Depositary Receipt
CAD – Canadian Dollar
CITI – Citibank, N. A.
EAFE – Europe Australasia Far East
FTSE – Financial Times Stock Exchange
GBP – British Pound Sterling
GDR – Global Depositary Receipt
GS – Goldman Sachs
HSBC – HSBC Bank USA, National Association
JPY – Japanese Yen
LLC – Limited Liability Company

10 NQ-QQV [12/19] 2/20 (1081418)

(Unaudited)

MSCI – Morgan Stanley Capital International
Summary of abbreviations: (continued)
RBC – Royal Bank of Canada
S&P – Standard & Poor’s Financial Services LLC
TSX – Toronto Stock Exchange
USD – US Dollar

NQ-QQV [12/19] 2/20 (1081418) 11